HARRIS OAKMARK ETF TRUST

111 S. Wacker Drive, Suite 4600

Chicago, IL 60606

January 30, 2026

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	Certification of Harris Oakmark ETF Trust (the “Trust”)
Securities Act of 1933 (“1933 Act”) Registration No. 333-281865
Investment Company Act of 1940 Registration No. 811-23998

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the 1933 Act, the Trust certifies that:

a.             the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act with respect to Oakmark U.S. Large Cap ETF, a series of the Registrant, would not have differed from those contained in the Trust’s most recent registration statement on Form N-1A, Post-Effective Amendment No. 3; and

b.             the text of Post-Effective Amendment No. 3 to the Trust’s registration statement was filed with the Commission via EDGAR on January 28, 2026 with an effective date of January 28, 2026.

Very truly yours,

HARRIS OAKMARK ETF TRUST

/s/ Joseph J. Allessie
Joseph J. Allessie
Vice President, Secretary, and Chief Legal Officer